Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	May 14, 2021	May 01, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019
Debt principal amount						$ 20,000		$ 20,000
Interest rate		10.00%
Maturity date		5 years
Warrants exercise price					$ 0.01
Long term debt				$ 186,350		170,280	$ 108,592
Subscription receivable				$ 100,000		100,000	$ 0
Dermavant Sciences Ltd [Member] | Subsequent Event [Member]
Warrants issued to purchase common shares	1,199,072
Warrants exercise price	$ 0.01
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Credit Facility [Member]
Debt principal amount	$ 40,000
Interest rate	10.00%
Maturity date	5 years
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Revenue Interest Purchase and Sale Agreement [Member]
Revenue interest purchase and sale agreement amount	$ 160,000
Revenue interest purchase and sale agreement committed fund to be paid	$ 160,000
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Revision of Prior Period, Reclassification, Adjustment
Long term debt						$ 3,100
Sumitomo Pharmaceuticals (Suzhou) Co., Ltd. [Member] | Subsequent Event [Member]
Business combination, paid in cash		$ 5,000
ProteoVant Sciences, Inc [Member] | Subsequent Event [Member]
Subscription receivable			$ 100,000
Equity Method Investments			$ 200,000
Equity Method Investment, Ownership Percentage			40.00%
Datavant [Member] | Subsequent Event [Member]
Business combination, consideration transferred			$ 320,000